Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Schedule of Changes in Provisions

	Restructuring	Decommissioning	Legal settlement
At December 31, 2022	3,800	7,194	—
Decreases: Included in the acquisition value of right-of-use assets		(2,133)	—
Charged to the consolidated statement of operations:
- Additional provisions recognized	41,269	—	9,250
- Unwinding of discount effect	116	52	—
- Reversal of non-utilized amounts	(396)	—	—
Amounts used during the year	(13,781)	—	—
Reclassifications	3,608	(3,608)	—
Charged to other comprehensive loss:
- Exchange differences	647	26	—
At December 31, 2023	35,263	1,531	9,250
Non-current	9,185	1,531	—
Current	26,078	—	9,250